Equity	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Equity
Note
5
: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments (1)

(Canadian $ in millions, except as noted)	January 31, 2020		October 31, 2019
	Number of shares	Amount	Number of shares	Amount	Convertible into…
Preferred Shares - Classified as Equity
Class B – Series 25	9,425,607	236	9,425,607	236	Class B - Series 26	(2)
Class B – Series 26	2,174,393	54	2,174,393	54	Class B - Series 25	(2)
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 35	6,000,000	150	6,000,000	150	Not convertible	(3)
Class B – Series 36	600,000	600	600,000	600	Class B - Series 37	(2)(3)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B - Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B - Series 47	(2)(3)
Preferred Shares - Classified as Equity		4,690		4,690
Other Equity Instruments (4)		658		658
Common Shares (5) (6)	639,624,567	12,998	639,232,276	12,971
Share Capital and Other Equity Instruments		18,346		18,319

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2019 on pages 177 and 188 of our 2019 Annual Report.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $
5.00
and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the share value of the preferred share issuance (including declared and unpaid dividends on such preferred share issuance) by the conversion price and then times the multiplier.

(4)
The Other Equity Instruments (notes) issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. As such, the notes are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, the notes are convertible into common shares of the bank determined by dividing (a) the product of the Multiplier of 1.25, and the Note Value, by (b) the Conversion Price which is the greater of the Floor price of $5 and the current market price.

(5)	The stock options issued under the Stock Option Plan are convertible into 6,679,032 common shares as at January 31, 2020 (6,108,307 common shares as at October 31, 2019).
(6)
During the three months ended January 31, 2020, we did
no
t issue any common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and we issued 392,291 common shares under the Stock Option Plan.

Other Equity Instruments
The
b
ank’s US$500 million
 (Canadian $658 million)
4.800% Additional Tier 1 Capital Notes (NVCC) (“notes”) are classified as equity and form part of our additional Tier 1 non-viability
contingent capital. The notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability component of the notes and, as a result, the full amount of proceeds has been classified as equity. Semi-ann
u
al distributions on the notes will be recorded
as a reduction in retained earnings
when payable
 in
May and December. The rights of the holders of our notes are subordinate to the claims of the depositors and certain other creditors but rank above our common and preferred shares.
Common Shares
On February
25
, 2020, we announced our intention, subject to the approval of OSFI and the Toronto Stock Exchange, to establish
a new normal course issuer bid (“NCIB”) for up to 12 million common shares, commencing on or around
June 3
, 2020. Once approvals are obtained, the share repurchase program will permit BMO to purchase its common shares for the purpose of cancellation.
The
NCIB is a regular part of BMO’s capital management strategy. The timing and amount of purchases under the
NCIB
are subject to regulatory approvals and to management discretion based on factors such as market conditions and capital levels. We will consult with OSFI before making purchases under the bid.